Income Tax/Deferred Tax - Summary of Reconciliation of Income Tax Charged to Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Income Before Income Tax for the Year	$ 47,622,602	$ 69,377,872	$ 83,825,371
Current Tax Rate	35.00%	30.00%	30.00%
Income for the Year at Tax Rate	$ (16,667,911)	$ (20,813,362)	$ (25,147,611)
- Income for Equity Instruments	(45,204)	(56,627)
- Untaxed Income	202,679	251,935	196,511
- Donations and Other Non-deductible Expenses	(4,941)	(48,328)	(32,645)
- Other	234,292	(4,530,586)	(125,416)
- Inflation effect	(27,709,518)	(19,060,769)	(23,249,228)
- Tax Adjustment	443,643	1,049,733	(176,309)
- Tax inflation adjustment	27,101,964	4,369,780	2,537,212
- Tax inflation adjustment deferral		7,684,011	11,946,153
Total Income Tax Charge for the Year	(16,444,996)	(31,154,213)	(34,051,333)
Current Income Tax	(12,966,517)	(40,218,255)	(31,335,461)
Deferred Tax Charge	(4,264,741)	12,490,174	4,152,811
Update of the charge tax	(832,543)	(4,438,430)	(6,774,834)
Tax Return adjustment from previous fiscal year	1,618,805	1,012,298	(93,849)
Total Income Tax Charge for the Year	$ (16,444,996)	$ (31,154,213)	$ (34,051,333)